Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Basis of presentation

a.    Basis of presentation

The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The Company previously prepared its financial statements in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), as permitted in the United States (“U.S.”) based on the Company’s status as a foreign private issuer as defined by the U.S. Securities and Exchange Commission (the “SEC”). During 2019, the Company determined that it is no longer qualified as a foreign private issuer under the SEC rules. As a result, as of January 1, 2020, the Company is required to comply with all of the disclosure and reporting requirements applicable to U.S. domestic issuers.

Use of Estimates

a.    Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. The Company evaluates its assumptions on an ongoing basis, including those related to share-based compensation, leases and derivatives. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the condensed consolidated financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

b.    Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates its assumptions on an ongoing basis, including those related to share-based compensation, leases and derivatives. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Reclassification

b.    Reclassifications

Certain prior year amounts shown in the accompanying unaudited condensed consolidated financial statements have been reclassified to conform to the 2020 presentation. These reclassifications did not have any effect on total current assets, total assets, total current liabilities, total liabilities, total shareholders’ equity, net loss, or loss per share.

Functional currency

c.    Functional currency

Items included in the financial statements of the Company's entities are measured using the currency of the primary economic environment in which the Company operates. The Company's functional currency from inception through December 31, 2018 was the New Israeli Shekel (“NIS”), as this was the functional currency of its significant operations. Effective January 1, 2019, the Company, as well as its Israeli subsidiary, reassessed its functional currency and determined to change its functional currency to the U.S. dollar (“dollar”, “USD” or “$”) from the NIS. The change in functional currency was accounted for prospectively from January 1, 2019, and the financial statements prior to and including the period ended December 31, 2018 were not restated for the change in functional currency.

In late 2018 and the beginning of 2019, the Company went through significant business developments and changes in its economic circumstances, that clearly indicate that the functional currency has changed, beginning January 2019, include the following:

•

There has been a significant increase in the Company’s activities in the USA, resulting from the Company’s management’s strategic decision to shift its development, financing and ongoing operations from Israel to the USA, as evidenced, inter alia, by the transfer of its operations and development activities, including the Company’s management, to the USA;

•

The initiation of a pivotal clinical trial in the USA, which was substantially larger than any previous clinical trial performed by the Group, all of which result in a significant increase in expenses and financing dominated in USD relative to other currencies;

•

The Company’s recent initial public offering on the Nasdaq Capital Market in USD, with additional funding going forward also expected to be denominated in USD. The Nasdaq listing has involved a significant increase in related USD expenses; and

•	The U.S. subsidiary entering into a license agreement with ADT Pharmaceuticals, LLC (“ADT”), which will be managed solely in dollars (see Note 5c for further details).

Moreover, the discontinuation of the Codex study in November 2019 led to the closure of the Group’s Israeli operations (see Note 10 for further details) and the focus of the Company’s resources on programs related to the ADT agreement.

In effecting the change in functional currency to the U.S. dollar, as of January 1, 2019, monetary assets and liabilities denominated in foreign currencies have been translated into U.S. dollars using exchange rates in effect at the balance sheet date. Opening balances related to non-monetary assets and liabilities were based on prior period translated amounts, and non-monetary assets acquired and non-monetary liabilities incurred after January 1, 2019 were translated at the approximate exchange rate prevailing at the date of the transaction. Expenses were translated at the approximate exchange rate in effect at the time of the transaction. Foreign exchange gains and losses were included in the consolidated statement of operations and comprehensive loss as foreign exchange gain (loss). The exchange rate on the date of the change became the historical rate for subsequent re-measurement of non-monetary assets and liabilities into USD, the Company’s new functional currency.

For periods prior to January 1, 2019, the effects of exchange-rate fluctuations on translating foreign currency monetary assets and liabilities into NIS were included in the statement of operations and comprehensive loss as foreign exchange gain/loss. Expense were translated into USD reporting currency at the balance sheet date at average exchange rates during the period, and assets and liabilities were translated at period-end exchange rates, except for equity transactions, which were translated at historical exchange rates. Translation gains and losses from the application of USD as the Company’s reporting currency, while NIS was the functional currency, are included as part of the cumulative foreign currency translation adjustment, which is reported as a component of shareholders’ equity under accumulated other comprehensive loss.

Principles of consolidation

d.    Principles of consolidation

The consolidated financial statements include the financial statements of Anchiano Therapeutics Ltd. and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

e.    Cash and cash equivalents

Cash equivalents are short-term, highly-liquid deposits that are not restricted as to withdrawal and are readily convertible to cash with original maturities of three months or less, at the date acquired.

Restricted cash

f.    Restricted cash

Restricted cash deposited in an interest-bearing saving accounts which is used as a security for the Company’s office rent and car leasing. Cash expected to be restricted for more than one year from the balance sheet date is classified as long-term restricted cash in the consolidated balance sheets.

Property and equipment

g.    Property and equipment:

1)	Property and equipment are stated at cost, net of accumulated depreciation and amortization.
2)	The Company’s property and equipment are depreciated by the straight-line method on the basis of their estimated useful life.

Impairment of long-lived assets

h.    Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or circumstances present an indication of impairment. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would be written down to their estimated fair values, calculated based on the present value of expected future cash flows (discounted cash flows), or some other fair-value measure.

Derivatives

i.    Derivatives

Measurement of derivative financial instruments

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for by recognizing them in profit or loss, as financing income or expense.

Reassessment of derivatives

The classification of a contract shall be reassessed at each balance sheet date. If the classification required changes as a result of events during the period, the contract shall be reclassified as of the date of the event that caused the reclassification. There is no limit on the number of times a contract may be reclassified. If a contract is reclassified from permanent or temporary equity to an asset or a liability, the change in fair value of the contract during the period the contract was classified as equity shall be accounted for as an adjustment to shareholders' equity. The contract subsequently shall be marked to fair value through earnings.

Issuance of parcel of securities

The consideration received from the issuance of a parcel of equity securities is allocated according to the relative fair value of the instruments.
Direct issuance costs are attributed to the specific securities in respect of which they were incurred, whereas joint issuance costs are attributed to the securities on a proportionate basis according to the allocation of the consideration from the issuance of the parcel, as described above.

Severance pay

j.    Severance pay

The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month salary for each year of employment (and pro rata for a portion thereof). Under Section 14 of the Severance Pay Law, employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made on behalf of the employee with investment firms or insurance companies. Payments in accordance with Section 14 release the Group from any future severance payments in respect of those employees. As a result, the Group does not recognize any liability for severance pay from the time Section 14 has been adopted with respect to an employee, and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

For the period during which the Group’s employees in Israel were not subject to Section 14 are accounted for under the Shut Down method of accounting. Accordingly, the Company calculated the liability for severance pay pursuant to the Severance Pay Law based on the most recent salary of these employees, multiplied by the number of years of employment as of the balance sheet date. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and accruals. The value of these deposits is recorded as an asset on the Company's balance sheet under Funds in respect of employee rights upon retirement and other short-term assets.

Contingencies

k.    Contingencies

Certain conditions may exist, as of the date of the financial statements, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450‑20‑25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, are disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantees are disclosed.

Share-based compensation

l.    Share-based compensation

Share-based compensation expense related to share awards is recognized based on the fair value of the awards granted. The fair value of each option award is estimated on the grant date using the Black-Scholes-Merton option pricing model. The Black-Scholes-Merton option pricing model requires the input of highly subjective assumptions, including the expected term of the option, the expected volatility of the price of the Company’s ordinary shares and the expected dividend yield of ordinary shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method based on the multiple-option award approach. Forfeitures are accounted for by estimating the number of awards expected to be forfeited instead of as they occur.

m

Research and development costs

m.    Research and development

Research and development expenses include costs directly attributable to the conduct of research and development programs, including clinical trial and materials, management development of production processes, salaries, wages and incidentals, laboratory rent and maintenance. All costs associated with research and developments are expensed as incurred.

Intangible assets that are purchased from others for use in R&D activities in a transaction other than a business combination are capitalized only if they have alternative future use. Otherwise, such assets are expensed.

For the two years ended December 31, 2019, the Company did not capitalize any intangible asset purchased at an asset acquisition.

n

Patent Costs		n. Patent Costs Costs related to filing and pursuing patent applications are recorded as general and administrative expenses as incurred, since the recoverability of such expenditures is uncertain.
Clinical trial accruals		o
Income taxes

o.    Income taxes:

1) Deferred taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently-enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. Given the Company’s losses, the Company has provided a full valuation allowance with respect to its deferred tax assets.

2) Uncertainty in income tax

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

p

Loss per share

p.    Loss per share

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share is based upon the weighted-average number of ordinary shares and of ordinary shares equivalents outstanding when dilutive. Ordinary share equivalents include outstanding stock options which are included under the treasury stock method when dilutive.

The following ordinary shares underlying stock options and warrants were excluded from the calculation of diluted net loss per ordinary share, because their effect would have been anti-dilutive for the years presented:

	Year ended December 31
	2019	2018
Outstanding stock options	3,822,374	2,453,767
Warrants	10,975,959	4,768,629

Fair value measurement

q.    Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:   Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:   Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data of similar or identical assets or liabilities.

Level 3:   Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value. See Note 6c.

r

Concentration of credit risks

r.    Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, and pledged deposits. The Company deposits cash and cash equivalents with highly-rated financial institutions and, as a matter of policy, limits the amounts of credit exposure to any single financial institution. The Company has not experienced any material credit losses in these accounts and does not believe it is exposed to significant credit risk on these instruments.

s

Recent Accounting Pronouncement

s.    Newly issued and recently adopted accounting pronouncements:

Accounting pronouncements recently adopted

1)

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842) (“ASU 2016‑02”). ASU 2016‑02 requires lessees to recognize most leases on their balance sheet as a right-of-use (ROU) asset and a lease liability. Leases are classified as either operating or finance based on criteria similar to existing lease accounting, with the classification affecting the pattern and classification of expense recognition in the statement of operations. This standard became effective on January 1, 2019. A modified retrospective transition approach is allowed, applying the new standard to all leases existing at the date of initial application.

The Company adopted the new standard on January 1, 2019 using the modified retrospective transition method and has not restated comparative periods.

The Company elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, that the Company will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition. Instead, the Company will continue to recognize the lease payments for those leases in profit or loss on a straight-line basis over the lease term.

Operating-lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term, while the ROU assets are also adjusted for any prepaid or accrued lease payments. The Company uses its incremental borrowing rate, based on the information available at the commencement date, to determine the present value of the lease payments.

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option, if it reasonably certain that the Company will exercise the option.

After lease commencement, the Company measures the lease liability at the present value of the remaining lease payments using the discount rate determined at lease commencement (as long as the discount rate hasn’t been updated as a result of a reassessment event).

The Company subsequently measures the ROU asset at the present value of the remaining lease payments, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if relevant and any unamortized initial direct costs. Lease expenses for lease payments are recognized on a straight-line basis over the lease term. Lease terms will include options to extend or terminate the lease when it is reasonably certain that the Company will exercise or not exercise the option to renew or terminate the lease.

The most significant effects of adoption relate to : (i) the recognition of approximately $1,199 thousand for ROU assets and $1,116 thousand for lease liabilities on the Company’s balance sheet for its operating leases of real estate, vehicles and equipment (the difference between the additional lease assets and lease liabilities did not impact the retained earnings), and (ii) the requirement to provide significant new disclosures regarding the Company’s leasing activities and to enable users of financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. However, the adoption of this standard does not have a material impact on the Company’s consolidated statements of income and consolidated statements of cash flows.

Effects of the initial application of the new standard on the Company’s consolidated balance sheet as of January 1, 2019:

		Balance at
	Balance at	January 1, 2019
	January 1, 2019	as reported
	based on ASC	based on
	842	ASC 840	Effect of change
ROU assets	1,809	—	1,809

Prepaid expense	—	83	83

Lease liabilities	1,726	—	1,726

Recently Issued Accounting Pronouncements

2)

In June 2018, the FASB issued ASU No. 2018‑07, Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for share-based payments granted to non-employees for goods and services and aligns most of the guidance on such payments to the non-employees with the requirements for share-based payments granted to employees. The guidance will be effective for the Company beginning January 1, 2020, and interim periods therein, using a modified retrospective approach. Early adoption is permitted. The Company adopted the guidance as of January 1, 2018, and the adoption did not have a material impact on the Company’s consolidated financial statements.

3)

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurements in Topic 820. After the adoption of ASU 2018-13, an entity will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; the policy for timing of transfers between levels; the valuation processes for Level 3 fair value measurements; The guidance will be effective for the Company beginning January 1, 2020, and interim periods therein.  The amendments on changes in unrealized gains and losses should be applied prospectively for only the most recent period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented on their effective date. Early adoption is permitted, and an entity also is permitted to early adopt any removed or modified disclosures on issuance of ASU 2018-13, and delay adoption of the additional disclosures until their effective date. After adopting ASU 2018-13, the Company’s financial statements will include fewer disclosures about fair value measurements; however, the Company does not expect the adoption of ASU 2018-13 to otherwise have a material effect on its consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): Accounting for Certain Financial Instruments with Down Round Features. The amendments of this ASU update the classification analysis of certain equity-linked financial instruments, or embedded features, with down round features, as well as clarify existing disclosure requirements for equity-classified instruments. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. ASU 2017-11 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, and early adoption is permitted, including adoption in an interim period. ASU 2017-11 provides that upon adoption, an entity may apply this standard retrospectively to outstanding financial instruments with a down round feature by means of a cumulative- effect adjustment to the opening balance of accumulated deficit in the fiscal year and interim period adoption. The Company has early adopted ASU 2017-11 retrospectively.